Note 5 - Trade Receivables and Others - Trade Receivables and Others (Details) € in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Other receivables(1)	[1]		€ 544			€ 108,585		€ 139
Accrued receivables excluding rebates related to capital expenditures			691			5,539		730
Research tax credit(2)	[2]					13,503		11,022
Other tax credits			333			538		251
Prepaid expenses			5,403			4,211		5,898
VAT refund			1,995			2,807		2,675
Trade account receivables			2,816			2,522
Prepayments made to suppliers			197			1,264		430
Refund to be received (“CVAE”)						43		267
Rebate related to capital expenditures(3))		$ 7,580	6,762	[3]	$ 15,000	13,100	[3]		[3]
Receivables and others - current			18,741			152,112		21,412
Research tax credit(2)	[2]		16,737
Receivables and others - non-current			16,737
Trade receivables and others - excluding rebates related to capital expenditures			€ 28,716			€ 139,012		€ 21,412

[1]	"Other receivables" as of December 31, 2018, mainly related to AstraZeneca as a result of the exercise of the monalizumab exclusive license option ($100,000 thousand or EUR87,655 thousand) and option granted on IPH5201 ($24,000 thousand or EUR20,961 thousand). These amounts were paid in the first quarter of 2019, see Note 1.1.a and Note 1.1.c for agreements description.
[2]	In accordance with the principles described in Note 2.u, the research tax credit (Credit d'Impot Recherche or "CIR") is recognized as other operating income in the year to which the eligible research expenditure relates. The Company obtained the repayment of the CIR for the tax year 2017 in the amount of EUR11,022 thousand in 2018 and the repayment of the CIR for the tax year 2018 in the amount of EUR13,503 thousand in July 2019. The CIR for the tax year 2019 amounted to 16,737 thousand. Following the fact that the Company no longer meets the eligibility criteria for the SME status as of December 31, 2019, the CIR for the tax year 2019 will in principle be offset against the French corporate income tax due by the company with respect to the three following years, or refunded if necessary upon expiry of such a period (see note 2.u).
[3]	The rebate refers to a definitive rebate of $7,580 thousand as of December 31, 2019 ($15,000 thousand as of December 31, 2018) granted by AstraZeneca in connection with the acquisition of Lumoxiti rights and that will be paid in 2020. This decrease of $ 7,420 thousand (EUR6,455 thousand) is based on the final cost figures for the 2019 financial year for Lumoxiti and invoiced by AstraZeneca. The carrying amount of the intangible asset has been adjusted accordingly (see note 6).